UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Templeton Foreign Fund
Class A [TEMFX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$59	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,646,724,703
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	21.21%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign Fund	PAGE 1	104-STSR-0426

Templeton Foreign Fund
Class C [TEFTX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$100	1.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,646,724,703
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	21.21%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign Fund	PAGE 1	204-STSR-0426

Templeton Foreign Fund
Class R [TEFRX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$73	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,646,724,703
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	21.21%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign Fund	PAGE 1	804-STSR-0426

Templeton Foreign Fund
Class R6 [FTFGX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$40	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,646,724,703
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	21.21%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign Fund	PAGE 1	340-STSR-0426

Templeton Foreign Fund
Advisor Class [TFFAX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$46	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,646,724,703
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	21.21%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign Fund	PAGE 1	604-STSR-0426

Templeton World Fund
Class A [TEMWX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton World Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$53	1.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,863,013,729
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	43.36%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton World Fund	PAGE 1	102-STSR-0426

Templeton World Fund
Class C [TEWTX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton World Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$92	1.78%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,863,013,729
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	43.36%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton World Fund	PAGE 1	202-STSR-0426

Templeton World Fund
Class R6 [FTWRX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton World Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$39	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,863,013,729
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	43.36%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton World Fund	PAGE 1	802-STSR-0426

Templeton World Fund
Advisor Class [TWDAX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton World Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$40	0.78%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,863,013,729
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	43.36%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton World Fund	PAGE 1	602-STSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Funds
Financial Statements and Other Important Information
Semi-Annual | February 28, 2026
Templeton Foreign Fund
Templeton World Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 17
Notes to Financial Statements 21
Changes In and Disagreements with Accountants 34
Results of Meeting(s) of Shareholders 34
Remuneration Paid to Directors, Officers and Others 34
Board Approval of Management and Subadvisory Agreements 34

Templeton Funds
Financial Highlights
Templeton Foreign Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.15 $8.60 $7.78 $6.32 $7.77 $6.22
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.17 0.18 0.16 0.13 0.18
c
Net realized and unrealized gains (losses) 1.54 0.56 0.83 1.38 (1.28) 1.46
Total from investment operations ........ 1.57 0.73 1.01 1.54 (1.15) 1.64
Less distributions from:
Net investment income .............. (0.35) (0.18) (0.19) (0.08) (0.30) (0.09)
Net asset value, end of period .......... $10.37 $9.15 $8.60 $7.78 $6.32 $7.77
Total return
d
....................... 17.57% 8.91% 13.28% 24.57% (15.25)% 26.57%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.13% 1.13% 1.13% 1.12% 1.16% 1.15%
Expenses net of waiver and payments by
affiliates .......................... 1.10% 1.10% 1.10% 1.10% 1.10% 1.07%
Net investment income ............... 0.73% 1.99% 2.26% 2.20% 1.80% 2.45%
c
Supplemental data
Net assets, end of period (000’s) ........ $1,725,801 $1,541,500 $1,606,239 $1,605,982 $1,418,293 $1,990,939
Portfolio turnover rate ................ 21.21% 44.39%
f
42.01% 14.85% 29.07% 37.85%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.16 $8.59 $7.76 $6.29 $7.70 $6.17
Income from investment operations
a
:
Net investment income (loss)
b
........ (—)
c
0.10 0.12 0.10 0.07 0.13
d
Net realized and unrealized gains (losses) 1.54 0.58 0.83 1.39 (1.27) 1.43
Total from investment operations ........ 1.54 0.68 0.95 1.49 (1.20) 1.56
Less distributions from:
Net investment income .............. (0.27) (0.11) (0.12) (0.02) (0.21) (0.03)
Net asset value, end of period .......... $10.43 $9.16 $8.59 $7.76 $6.29 $7.70
Total return
e
....................... 17.17% 8.13% 12.40% 23.65% (15.95)% 25.55%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.88% 1.88% 1.87% 1.87% 1.91% 1.90%
Expenses net of waiver and payments by
affiliates .......................... 1.85% 1.85% 1.85% 1.85% 1.85% 1.82%
Net investment income (loss) .......... (0.01)% 1.17% 1.47% 1.41% 1.03% 1.81%
d
Supplemental data
Net assets, end of period (000’s) ........ $14,316 $13,876 $17,220 $21,611 $23,962 $39,083
Portfolio turnover rate ................ 21.21% 44.39%
g
42.01% 14.85% 29.07% 37.85%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.58%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.91 $8.38 $7.58 $6.16 $7.58 $6.08
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.14 0.16 0.14 0.11 0.16
c
Net realized and unrealized gains (losses) 1.50 0.55 0.82 1.35 (1.25) 1.42
Total from investment operations ........ 1.52 0.69 0.98 1.49 (1.14) 1.58
Less distributions from:
Net investment income .............. (0.33) (0.16) (0.18) (0.07) (0.28) (0.08)
Net asset value, end of period .......... $10.10 $8.91 $8.38 $7.58 $6.16 $7.58
Total return
d
....................... 17.42% 8.63% 13.09% 24.27% (15.54)% 26.29%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.38% 1.39% 1.38% 1.37% 1.41% 1.40%
Expenses net of waiver and payments by
affiliates .......................... 1.35% 1.35% 1.35% 1.35% 1.35% 1.32%
Net investment income ............... 0.48% 1.74% 2.03% 1.95% 1.57% 2.21%
c
Supplemental data
Net assets, end of period (000’s) ........ $119,263 $113,063 $121,214 $116,518 $103,984 $123,744
Portfolio turnover rate ................ 21.21% 44.39%
f
42.01% 14.85% 29.07% 37.85%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.96 $8.43 $7.63 $6.20 $7.64 $6.12
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.20 0.21 0.18 0.15 0.21
c
Net realized and unrealized gains (losses) 1.50 0.54 0.81 1.36 (1.26) 1.43
Total from investment operations ........ 1.55 0.74 1.02 1.54 (1.11) 1.64
Less distributions from:
Net investment income .............. (0.38) (0.21) (0.22) (0.11) (0.33) (0.12)
Net asset value, end of period .......... $10.13 $8.96 $8.43 $7.63 $6.20 $7.64
Total return
d
....................... 17.77% 9.31% 13.69% 25.02% (14.98)% 27.02%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.78% 0.78% 0.77% 0.81% 0.79%
Expenses net of waiver and payments by
affiliates .......................... 0.74% 0.74% 0.74% 0.74% 0.73% 0.69%
Net investment income ............... 1.08% 2.37% 2.72% 2.57% 2.13% 2.86%
c
Supplemental data
Net assets, end of period (000’s) ........ $320,484 $368,372 $387,773 $341,058 $290,974 $531,344
Portfolio turnover rate ................ 21.21% 44.39%
f
42.01% 14.85% 29.07% 37.85%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.63%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.97 $8.44 $7.64 $6.21 $7.64 $6.12
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.18 0.20 0.17 0.15 0.20
c
Net realized and unrealized gains (losses) 1.50 0.55 0.81 1.36 (1.26) 1.43
Total from investment operations ........ 1.55 0.73 1.01 1.53 (1.11) 1.63
Less distributions from:
Net investment income .............. (0.37) (0.20) (0.21) (0.10) (0.32) (0.11)
Net asset value, end of period .......... $10.15 $8.97 $8.44 $7.64 $6.21 $7.64
Total return
d
....................... 17.73% 9.14% 13.55% 24.84% (14.99)% 26.88%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.88% 0.88% 0.88% 0.87% 0.92% 0.90%
Expenses net of waiver and payments by
affiliates .......................... 0.85% 0.85% 0.85% 0.85% 0.85% 0.82%
Net investment income ............... 0.97% 2.19% 2.54% 2.43% 2.06% 2.80%
c
Supplemental data
Net assets, end of period (000’s) ........ $466,861 $546,122 $672,907 $680,297 $602,921 $620,885
Portfolio turnover rate ................ 21.21% 44.39%
f
42.01% 14.85% 29.07% 37.85%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.57%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.

Templeton Funds
Schedule of Investments (unaudited), February 28, 2026
Templeton Foreign Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 94.8%
China 5.2%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 2,914,483 $ 52,742,645
Prosus NV ..................... Broadline Retail 1,043,823 53,652,961
a
Tencent Holdings Ltd. ............. Interactive Media & Services 491,046 32,307,799
138,703,405
Denmark 1.1%
Novo Nordisk A/S , B .............. Pharmaceuticals 753,519 28,500,760
France 7.9%
Carrefour SA .................... Consumer Staples Distribution & Retail 5,940,126 112,656,483
Dassault Aviation SA .............. Aerospace & Defense 149,220 59,932,582
Kering SA ...................... Textiles, Apparel & Luxury Goods 111,215 37,294,704
209,883,769
Hong Kong 3.8%
AIA Group Ltd. .................. Insurance 2,701,248 29,798,909
Prudential plc ................... Insurance 4,631,593 70,939,763
100,738,672
India 3.1%
HDFC Bank Ltd. ................. Banks 8,478,372 82,876,101
Japan 6.0%
Sumitomo Mitsui Financial Group, Inc. . Banks 2,165,300 81,708,865
Toyota Motor Corp. ............... Automobiles 3,145,480 76,209,839
157,918,704
Netherlands 8.3%
Akzo Nobel NV .................. Chemicals 449,582 31,582,626
b
Euronext NV , 144A , Reg S ......... Capital Markets 334,845 55,322,044
Heineken NV ................... Beverages 669,017 61,963,581
ING Groep NV .................. Banks 2,413,401 69,633,700
218,501,951
Poland 1.0%
c,d
InPost SA ...................... Air Freight & Logistics 1,490,340 26,751,458
Portugal 1.2%
Galp Energia SGPS SA , B ......... Oil, Gas & Consumable Fuels 1,461,536 31,713,733
Singapore 2.3%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 1,859,258 62,034,300
South Korea 3.9%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 681,917 102,063,427
Sweden 1.6%
Securitas AB , B .................. Commercial Services & Supplies 2,365,697 42,099,058
Switzerland 6.9%
Adecco Group AG ................ Professional Services 1,669,931 46,947,740
d
Barry Callebaut AG ............... Food Products 29,131 54,753,720
UBS Group AG .................. Capital Markets 1,960,559 81,460,924
183,162,384
Taiwan 5.3%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 2,257,544 140,866,668

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom 21.2%
AstraZeneca plc ................. Pharmaceuticals 461,879 $ 97,194,411
Barratt Redrow plc ............... Household Durables 9,587,007 46,936,599
JD Sports Fashion plc ............. Specialty Retail 53,315,515 58,733,742
Persimmon plc .................. Household Durables 2,747,119 55,717,661
SSE plc ....................... Electric Utilities 3,012,804 108,898,975
Standard Chartered plc ............ Banks 3,024,053 74,595,538
Unilever plc ..................... Personal Care Products 1,140,170 83,782,047
c
Verisure plc ..................... Commercial Services & Supplies 3,058,411 34,132,515
559,991,488
United States 16.0%
BP plc ......................... Oil, Gas & Consumable Fuels 13,427,667 87,030,205
CNH Industrial NV ................ Machinery 7,227,681 88,900,476
ManpowerGroup, Inc. ............. Professional Services 980,892 27,435,549
Sanofi SA ...................... Pharmaceuticals 728,335 71,232,155
Shell plc ....................... Oil, Gas & Consumable Fuels 1,483,686 62,141,035
Smurfit Westrock plc .............. Containers & Packaging 1,854,487 87,179,434
423,918,854
Total Common Stocks (Cost $ 1,800,232,304 ) ....................................
2,509,724,732
Short Term Investments 8.4%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 6.5%
Canada 3.3%
Bank of Montreal , 3.62% , 3/02/26 .... 37,000,000 37,000,000
National Bank of Canada , 3.58% ,
3/02/26 ...................... 49,200,000 49,200,000
86,200,000
France 3.2%
Credit Agricole Corporate and
Investment Bank SA , 3.57% , 3/02/26 85,000,000 85,000,000
Total Time Deposits (Cost $ 171,200,000 ) .......................................
171,200,000
Shares
e
Investments from Cash Collateral Received for Loaned
Securities 1.9%
Money Market Funds 1.9%
f,g
Franklin Institutional U.S. Government
Money Market Fund , 3.583% ...... 50,254,961 50,254,961
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 50,254,961 ) ................................................................
50,254,961
a a a a a
Total Short Term Investments (Cost $ 221,454,961 ) ...............................
221,454,961
a a a
Total Investments (Cost $ 2,021,687,265 ) 103.2% ................................
$2,731,179,693
Other Assets, less Liabilities (3.2) % ...........................................
(84,454,990)
Net Assets 100.0% ...........................................................
$2,646,724,703
a a a

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At February 28, 2026, the aggregate value of these securities was
$85,050,444, representing 3.2% of net assets.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the value of this security was
$55,322,044, representing 2.1% of net assets.
c
Non-income producing.
d
A portion or all of the security is on loan at February 28, 2026. See Note 1(c).
e
See Note 1(c) regarding securities on loan.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Financial Highlights
Templeton World Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.87 $17.62 $13.91 $11.85 $15.52 $12.71
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.02) 0.05 0.01 0.04 (—)
c
0.20
d
Net realized and unrealized gains (losses) 1.61 2.31 3.79 2.21 (3.44) 2.61
Total from investment operations ........ 1.59 2.36 3.80 2.25 (3.44) 2.81
Less distributions from:
Net investment income .............. — (—)
c
(0.09) (0.05) (0.23) —
Net realized gains ................. (2.37) (1.11) — (0.14) — —
Total distributions ................... (2.37) (1.11) (0.09) (0.19) (0.23) —
Net asset value, end of period .......... $18.09 $18.87 $17.62 $13.91 $11.85 $15.52
Total return
e
....................... 8.72% 14.23% 27.48% 19.23% (22.39)% 22.11%
Ratios to average net assets
f
Expenses ......................... 1.03%
g
1.05% 1.03%
g
1.04%
g
1.04% 1.03%
g
Net investment income (loss) .......... (0.23)% 0.26% 0.09% 0.32% (—)%
h
1.42%
d
Supplemental data
Net assets , end of period (000’s) ........ $2,729,415 $2,667,444 $2,592,377 $2,289,332 $2,138,297 $3,060,714
Portfolio turnover rate ................ 43.36% 100.16% 52.04% 47.28% 81.20% 41.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.70 $16.71 $13.21 $11.30 $14.76 $12.18
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.09) (0.08) (0.10) (0.06) (0.10) 0.10
c
Net realized and unrealized gains (losses) 1.51 2.18 3.60 2.11 (3.29) 2.48
Total from investment operations ........ 1.42 2.10 3.50 2.05 (3.39) 2.58
Less distributions from:
Net investment income .............. — — — — (0.07) —
Net realized gains ................. (2.37) (1.11) — (0.14) — —
Total distributions ................... (2.37) (1.11) — (0.14) (0.07) —
Net asset value, end of period .......... $16.75 $17.70 $16.71 $13.21 $11.30 $14.76
Total return
d
....................... 8.32% 13.39% 26.50% 18.33% (23.01)% 21.18%
Ratios to average net assets
e
Expenses ......................... 1.78%
f
1.80% 1.79%
f
1.79%
f
1.81% 1.80%
f
Net investment income (loss) .......... (0.98)% (0.50)% (0.67)% (0.48)% (0.77)% 0.70%
c
Supplemental data
Net assets , end of period (000’s) ........ $5,392 $5,360 $6,187 $6,476 $7,348 $12,585
Portfolio turnover rate ................ 43.36% 100.16% 52.04% 47.28% 81.20% 41.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.24)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.90 $17.64 $13.92 $11.86 $15.53 $12.69
Income from investment operations
a
:
Net investment income
b
............. —
c
0.10 0.06 0.08 0.04 0.24
d
Net realized and unrealized gains (losses) 1.61 2.32 3.79 2.19 (3.43) 2.60
Total from investment operations ........ 1.61 2.42 3.85 2.27 (3.39) 2.84
Less distributions from:
Net investment income .............. — (0.05) (0.13) (0.07) (0.28) —
Net realized gains ................. (2.37) (1.11) — (0.14) — —
Total distributions ................... (2.37) (1.16) (0.13) (0.21) (0.28) —
Net asset value, end of period .......... $18.14 $18.90 $17.64 $13.92 $11.86 $15.53
Total return
e
....................... 8.82% 14.61% 27.85% 19.50% (22.14)% 22.38%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.78% 0.78% 0.77% 0.78% 0.78%
Expenses net of waiver and payments by
affiliates .......................... 0.76% 0.76% 0.75% 0.75% 0.76% 0.76%
Net investment income ............... 0.05% 0.55% 0.41% 0.61% 0.29% 1.68%
d
Supplemental data
Net assets , end of period (000’s) ........ $27,819 $25,997 $26,493 $38,834 $34,238 $42,010
Portfolio turnover rate ................ 43.36% 100.16% 52.04% 47.28% 81.20% 41.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.74%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.91 $17.65 $13.93 $11.86 $15.54 $12.70
Income from investment operations
a
:
Net investment income
b
............. —
c
0.09 0.05 0.07 0.03 0.24
d
Net realized and unrealized gains (losses) 1.61 2.33 3.80 2.21 (3.44) 2.60
Total from investment operations ........ 1.61 2.42 3.85 2.28 (3.41) 2.84
Less distributions from:
Net investment income .............. — (0.05) (0.13) (0.07) (0.27) —
Net realized gains ................. (2.37) (1.11) — (0.14) — —
Total distributions ................... (2.37) (1.16) (0.13) (0.21) (0.27) —
Net asset value, end of period .......... $18.15 $18.91 $17.65 $13.93 $11.86 $15.54
Total return
e
....................... 8.82% 14.55% 27.81% 19.52% (22.22)% 22.36%
Ratios to average net assets
f
Expenses ......................... 0.78%
g
0.80% 0.79%
g
0.79%
g
0.81% 0.80%
g
Net investment income ............... 0.03% 0.51% 0.33% 0.57% 0.24% 1.64%
d
Supplemental data
Net assets , end of period (000’s) ........ $100,387 $98,938 $93,548 $99,935 $86,424 $115,823
Portfolio turnover rate ................ 43.36% 100.16% 52.04% 47.28% 81.20% 41.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Schedule of Investments (unaudited), February 28, 2026
Templeton World Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 99.0%
China 2.4%
a
BYD Co. Ltd. , H ................. Automobiles 3,645,330 $ 43,944,840
b
Tencent Holdings Ltd. ............. Interactive Media & Services 363,559 23,919,940
67,864,780
France 9.3%
Airbus SE ...................... Aerospace & Defense 259,637 56,380,936
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 70,552 45,084,188
Safran SA ...................... Aerospace & Defense 282,132 113,625,492
Vinci SA ....................... Construction & Engineering 309,124 51,310,301
266,400,917
Germany 5.3%
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 529,940 28,561,024
Siemens Energy AG .............. Electrical Equipment 630,260 122,067,354
150,628,378
Hong Kong 1.2%
a
AIA Group Ltd. .................. Insurance 3,154,057 34,794,087
India 1.6%
HDFC Bank Ltd. ................. Banks 4,728,370 46,219,825
Japan 1.1%
Mizuho Financial Group, Inc. ........ Banks 715,869 31,937,788
Netherlands 3.5%
ASML Holding NV ................ Semiconductors & Semiconductor Equipment 20,445 29,735,371
ING Groep NV .................. Banks 2,446,797 70,597,273
100,332,644
Singapore 1.3%
c
Sea Ltd. , ADR ................... Broadline Retail 345,586 37,478,802
South Korea 2.6%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 500,429 74,899,876
Taiwan 6.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,575,195 98,289,322
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 186,546 69,876,401
Wiwynn Corp. ................... Technology Hardware, Storage & Peripherals 215,206 27,045,214
195,210,937
United Kingdom 11.6%
AstraZeneca plc ................. Pharmaceuticals 305,520 64,291,376
Rolls-Royce Holdings plc .......... Aerospace & Defense 6,119,587 110,042,902
SSE plc ....................... Electric Utilities 2,383,853 86,165,296
Unilever plc ..................... Personal Care Products 976,350 71,744,215
332,243,789
United States 52.3%
Alcon AG ...................... Health Care Equipment & Supplies 337,695 29,274,221
Alphabet, Inc. , A ................. Interactive Media & Services 370,209 115,416,358
c
Amazon.com, Inc. ................ Broadline Retail 538,478 113,080,380
Apple, Inc. ..................... Technology Hardware, Storage & Peripherals 248,463 65,638,955
Broadcom, Inc. .................. Semiconductors & Semiconductor Equipment 307,435 98,240,854
Charles Schwab Corp. (The) ........ Capital Markets 304,909 29,027,337
CRH plc ....................... Construction Materials 622,955 74,742,141

Templeton Funds
Schedule of Investments (unaudited)
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Eli Lilly & Co. ................... Pharmaceuticals 64,393 $ 67,740,792
Ferguson Enterprises, Inc. ......... Trading Companies & Distributors 163,383 42,603,751
HCA Healthcare, Inc. .............. Health Care Providers & Services 99,610 52,763,417
c
Illumina, Inc. .................... Life Sciences Tools & Services 301,570 40,549,102
Linde plc ....................... Chemicals 57,390 29,158,711
Meta Platforms, Inc. , A ............ Interactive Media & Services 132,909 86,148,956
Microsoft Corp. .................. Software 360,526 141,592,981
c
MongoDB, Inc. , A ................ IT Services 77,395 25,421,936
c
Netflix, Inc. ..................... Entertainment 682,160 65,651,078
NVIDIA Corp. ................... Semiconductors & Semiconductor Equipment 971,460 172,132,997
Schneider Electric SE ............. Electrical Equipment 201,935 65,994,343
Smurfit Westrock plc .............. Containers & Packaging 1,122,850 52,785,179
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 90,296 47,054,149
Visa, Inc. , A ..................... Financial Services 129,510 41,461,331
Wells Fargo & Co. ................ Banks 501,522 40,848,967
1,497,327,936
Total Common Stocks (Cost $ 2,070,019,208 ) ....................................
2,835,339,759
Short Term Investments 0.3%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 0.3%
Canada 0.3%
National Bank of Canada , 3.58% ,
3/02/26 ...................... 7,800,000 7,800,000
Total Time Deposits (Cost $ 7,800,000 ) .........................................
7,800,000
Shares
d
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
e,f
Franklin Institutional U.S. Government
Money Market Fund , 3.583% ...... 116,500 116,500
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 116,500 ) ...................................................................
116,500
a a a a a
Total Short Term Investments (Cost $ 7,916,500 ) .................................
7,916,500
a a a
Total Investments (Cost $ 2,077,935,708 ) 99.3% ..................................
$2,843,256,259
Other Assets, less Liabilities 0.7% .............................................
19,757,470
Net Assets 100.0% ...........................................................
$2,863,013,729
a a a

Templeton Funds
Schedule of Investments (unaudited)
Templeton World Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 33.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is on loan at February 28, 2026. See Note 1(c).
b
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At February 28, 2026, the value of this security was $23,919,940, represent-
ing 0.8% of net assets.
c
Non-income producing.
d
See Note 1(c) regarding securities on loan.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Financial Statements
Statements of Assets and Liabilities
February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Foreign Fund
Templeton
World Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $1,971,432,304 $2,077,819,208
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 50,254,961 116,500
Value - Unaffiliated issuers (Includes securities loaned of $ 72,736,893 and $ 10,393,321 , respectively) ............................................................ $2,680,924,732 $2,843,139,759
Value - Non-controlled affiliates (Note 3 f ) ....................................... 50,254,961 116,500
Cash ................................................................... 71,866 407,586
Receivables:
Investment securities sold .................................................. — 51,136,165
Capital shares sold ....................................................... 739,303 1,042,269
Dividends and interest .................................................... 10,440,308 6,184,853
European Union tax reclaims (Note 1 d ) ........................................ — 753,025
Total assets ......................................................... 2,742,431,170 2,902,780,157
Liabilities:
Payables:
Investment securities purchased ............................................. 5,164,330 27,477,691
Capital shares redeemed .................................................. 32,301,610 2,331,568
Management fees ........................................................ 1,359,837 1,528,007
Distribution fees ......................................................... 384,936 528,076
Transfer agent fees ....................................................... 971,807 400,332
Trustees' fees and expenses ................................................ 13,868 5,709
Payable upon return of securities loaned (Note 1 c ) ................................. 50,254,961 116,500
Deferred taxes on unrealized appreciation ....................................... 4,943,775 6,040,422
Accrued expenses and other liabilities .......................................... 311,343 1,338,123
Total liabilities ........................................................ 95,706,467 39,766,428
Net assets, at value ................................................ $2,646,724,703 $2,863,013,729
Net assets consist of:
Paid-in capital ............................................................ $1,939,995,835 $1,991,636,521
Total distributable earnings (losses) ............................................ 706,728,868 871,377,208
Net assets, at value ................................................ $2,646,724,703 $2,863,013,729

Templeton Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Foreign Fund
Templeton
World Fund
Class A:
Net assets, at value ...................................................... $1,725,800,877 $2,729,415,367
Shares outstanding ....................................................... 166,437,094 150,888,939
Net asset value per share
a ,b
................................................. $10.37 $18.09
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
............... $10.97 $19.14
Class C:
Net assets, at value ...................................................... $14,315,600 $5,392,402
Shares outstanding ....................................................... 1,372,524 321,973
Net asset value and maximum offering price per share
a ,b
........................... $10.43 $16.75
Class R:
Net assets, at value ...................................................... $119,263,402 $—
Shares outstanding ....................................................... 11,809,034 —
Net asset value and maximum offering price per share
b
............................ $10.10 $—
Class R6:
Net assets, at value ...................................................... $320,483,973 $27,819,345
Shares outstanding ....................................................... 31,627,494 1,533,410
Net asset value and maximum offering price per share
b
............................ $10.13 $18.14
Advisor Class:
Net assets, at value ...................................................... $466,860,851 $100,386,615
Shares outstanding ....................................................... 45,987,642 5,530,484
Net asset value and maximum offering price per share
b
............................ $10.15 $18.15
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Funds
Financial Statements
Statements of Operations
for the six months ended February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Foreign Fund
Templeton
World Fund
Investment income:
Dividends: (net of foreign taxes of $1,013,426 and $1,239,317, respectively)
Unaffiliated issuers ....................................................... $21,274,243 $10,496,738
Interest:
Unaffiliated issuers ....................................................... 1,954,412 984,042
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... (269,949) (50,359)
Non-controlled affiliates (Note 3 f ) ............................................ 358,696 56,530
Other income (Note 1d) ..................................................... — 19,836
Total investment income .................................................. 23,317,402 11,506,787
Expenses:
Management fees (Note 3 a ) .................................................. 8,883,569 9,900,707
Distribution fees: (Note 3c )
    Class A ............................................................... 1,989,338 3,395,437
    Class C ............................................................... 69,630 27,310
    Class R ............................................................... 283,440 —
Transfer agent fees: (Note 3e )
    Class A ............................................................... 1,152,334 803,745
    Class C ............................................................... 10,075 1,616
    Class R ............................................................... 82,051 —
    Class R6 .............................................................. 86,527 7,643
    Advisor Class ........................................................... 343,002 29,286
Custodian fees ........................................................... 80,972 46,475
Reports to shareholders fees ................................................. 97,500 60,163
Registration and filing fees ................................................... 41,261 58,756
Professional fees .......................................................... 58,131 57,721
Trustees' fees and expenses ................................................. 155,245 163,232
Other ................................................................... 51,494 46,798
Total expenses ........................................................ 13,384,569 14,598,889
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (395,831) (6,107)
Net expenses ........................................................ 12,988,738 14,592,782
Net investment income (loss) ........................................... 10,328,664 (3,085,995)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 132,347,355 165,896,766
Foreign currency transactions ............................................... 269,164 (6,901)
Net realized gain (loss) ................................................. 132,616,519 165,889,865
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 277,297,445 75,290,283
Translation of other assets and liabilities denominated in foreign currencies ............. (54,912) 36,543
Change in deferred taxes on unrealized appreciation .............................. 1,111,718 621,884
Net change in unrealized appreciation (depreciation) ........................... 278,354,251 75,948,710
Net realized and unrealized gain (loss) ........................................... 410,970,770 241,838,575
Net increase (decrease) in net assets resulting from operations ......................... $421,299,434 $238,752,580

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Foreign Fund Templeton World Fund
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $10,328,664 $52,719,497 $(3,085,995) $7,289,113
Net realized gain (loss) ............ 132,616,519 129,871,782 165,889,865 397,555,118
Net change in unrealized appreciation
(depreciation) ................. 278,354,251 21,201,442 75,948,710 (46,449,257)
Net increase (decrease) in net
assets resulting from operations . 421,299,434 203,792,721 238,752,580 358,394,974
Distributions to shareholders:
Class A ........................ (57,268,704) (32,084,926) (325,153,474) (158,900,136)
Class C ........................ (377,446) (199,047) (698,632) (382,723)
Class R ........................ (3,886,174) (2,255,243) — —
Class R6 ....................... (14,615,493) (9,520,094) (3,299,351) (1,680,416)
Advisor Class ................... (18,375,080) (13,240,139) (11,806,783) (6,032,030)
Total distributions to shareholders ..... (94,522,897) (57,299,449) (340,958,240) (166,995,305)
Capital share transactions: (Note 2 )
Class A ........................ (20,899,257) (154,386,205) 159,568,215 (107,578,857)
Class C ........................ (1,404,443) (4,109,409) 294,613 (1,117,407)
Class R ........................ (8,444,414) (15,048,062) — —
Class R6 ....................... (93,335,946) (42,582,011) 2,792,594 (2,258,995)
Advisor Class ................... (138,901,259) (152,786,832) 4,824,186 (1,309,258)
Total capital share transactions ....... (262,985,319) (368,912,519) 167,479,608 (112,264,517)
Net increase (decrease) in net
assets ..................... 63,791,218 (222,419,247) 65,273,948 79,135,152
Net assets:
Beginning of period ................ 2,582,933,485 2,805,352,732 2,797,739,781 2,718,604,629
End of period ..................... $2,646,724,703 $2,582,933,485 $2,863,013,729 $2,797,739,781

Templeton Funds

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of two separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class C, Class R, Class R6 & Advisor Class
Templeton Foreign Fund
Class A, Class C, Class R6 & Advisor Class
Templeton World Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained
over the life of the loan in an amount not less than 100%
of the fair value of loaned securities, as determined at
the close of Fund business each day; any additional
collateral required due to changes in security values is
delivered to the Fund on the next business day. Any cash
collateral received is deposited into a joint cash account
with other funds and is used to invest in a money market
fund managed by Franklin Advisers, Inc., an affiliate of
the Funds. Additionally, at February 28, 2026, Templeton
Foreign Fund and Templeton World Fund held $27,141,712
and $11,540,986, respectively, in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Funds' custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statements of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
by a third party borrower. Securities on loan outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit or deduction on a shareholder’s income tax return, the Funds
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Funds' shareholders. The Funds previously
determined to enter into a closing agreement with the IRS
and recorded any adjustments to estimated payments as
other income, as reflected in the Statements of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Templeton Foreign Fund Templeton World Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended February 28, 2026
Shares sold
a
................................... 5,218,639 $51,014,735 3,456,770 $65,365,470
Shares issued in reinvestment of distributions .......... 5,775,629 54,175,399 17,284,774 305,594,806
Shares redeemed ............................... (13,083,036) (126,089,391) (11,181,841) (211,392,061)
Net increase (decrease) .......................... (2,088,768) $(20,899,257) 9,559,703 $159,568,215
Year ended August 31, 2025
Shares sold
a
................................... 8,146,651 $68,114,745 5,103,637 $89,005,165
Shares issued in reinvestment of distributions .......... 3,989,681 30,321,574 8,899,573 149,067,843
Shares redeemed ............................... (30,400,498) (252,822,524) (19,822,496) (345,651,865)
Net increase (decrease) .......................... (18,264,166) $(154,386,205) (5,819,286) $(107,578,857)
Class C
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Foreign Fund Templeton World Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended February 28, 2026
Shares sold ................................... 141,943 $1,376,645 19,882 $354,349
Shares issued in reinvestment of distributions .......... 39,398 372,315 42,623 698,589
Shares redeemed
a
.............................. (323,606) (3,153,403) (43,339) (758,325)
Net increase (decrease) .......................... (142,265) $(1,404,443) 19,166 $294,613
Year ended August 31, 2025
Shares sold ................................... 174,802 $1,466,613 37,667 $624,154
Shares issued in reinvestment of distributions .......... 25,725 196,796 23,995 378,875
Shares redeemed
a
.............................. (689,398) (5,772,818) (129,129) (2,120,436)
Net increase (decrease) .......................... (488,871) $(4,109,409) (67,467) $(1,117,407)
Class R
Class R Shares:
Six Months ended February 28, 2026
Shares sold ................................... 300,728 $2,856,247 — $—
Shares issued in reinvestment of distributions .......... 425,136 3,885,743 — —
Shares redeemed ............................... (1,610,657) (15,186,404) — —
Net increase (decrease) .......................... (884,793) $(8,444,414) — $—
Year ended August 31, 2025
Shares sold ................................... 1,050,534 $8,499,430 — $—
Shares issued in reinvestment of distributions .......... 304,180 2,253,972 — —
Shares redeemed ............................... (3,128,651) (25,801,464) — —
Net increase (decrease) .......................... (1,773,937) $(15,048,062) — $—
Class R6
Class R6 Shares:
Six Months ended February 28, 2026
Shares sold ................................... 2,294,327 $21,766,897 162,419 $3,113,793
Shares issued in reinvestment of distributions .......... 1,392,869 12,758,679 176,187 3,122,038
Shares redeemed ............................... (13,174,431) (127,861,522) (180,840) (3,443,237)
Net increase (decrease) .......................... (9,487,235) $(93,335,946) 157,766 $2,792,594
Year ended August 31, 2025
Shares sold ................................... 8,400,845 $68,212,528 231,637 $4,057,103
Shares issued in reinvestment of distributions .......... 1,137,609 8,452,433 95,503 1,598,721
Shares redeemed ............................... (14,411,793) (119,246,972) (453,337) (7,914,819)
Net increase (decrease) .......................... (4,873,339) $(42,582,011) (126,197) $(2,258,995)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Templeton Foreign Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
Templeton Foreign Fund Templeton World Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended February 28, 2026
Shares sold ................................... 4,016,429 $37,804,539 565,594 $10,666,561
Shares issued in reinvestment of distributions .......... 1,790,065 16,432,798 619,617 10,985,813
Shares redeemed ............................... (20,697,972) (193,138,596) (887,720) (16,828,188)
Net increase (decrease) .......................... (14,891,478) $(138,901,259) 297,491 $4,824,186
Year ended August 31, 2025
Shares sold ................................... 13,045,343 $105,600,853 977,752 $17,085,499
Shares issued in reinvestment of distributions .......... 1,587,795 11,813,196 336,737 5,640,353
Shares redeemed in-kind (Not e 3h) .................. (14,642,321) (116,113,608) — —
Shares redeemed ............................... (18,843,371) (154,087,273) (1,383,044) (24,035,110)
Net increase (decrease) .......................... (18,852,554) $(152,786,832) (68,555) $(1,309,258)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Templeton Asset Management Ltd (Asset Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton World Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2026, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, Asset Management, an affiliate of Global Advisors, provides subadvisory services to
Templeton World Fund. The subadvisory fee is paid by Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Funds. The fee is paid by
Global Advisors based on the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
Templeton
Foreign Fund
Templeton
World Fund
Gross effective investment management fee rate .................................... 0.696% 0.695%
Templeton
Foreign Fund
Templeton
World Fund
Class A ................................................................. 0.25% 0.25%
Class C ................................................................. 1.00% 1.00%
Class R ................................................................. 0.50% —%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended February 28, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended February 28, 2026, investments in affiliated management investment companies were as follows:
Templeton
Foreign Fund
Templeton
World Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $20,317 $14,030
CDSC retained ............................................................. $1,631 $(22)
Templeton
Foreign Fund
Templeton
World Fund
Transfer agent fees .......................................................... $410,448 $325,820
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton Foreign Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.85%, and for R6 do not exceed 0.74%, based on the average net assets of each class until December 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until December 31, 2026.
h. Other Affiliated Transactions
During the year ended August 31, 2025, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of Templeton Foreign Fund. As a result, on November 22, 2024, the Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $1,397,640 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.583% ............ $— $257,513,737 $(207,258,776) $— $— $50,254,961 50,254,961 $358,696
Total Affiliated Securities ... $— $257,513,737 $(207,258,776) $— $— $50,254,961 $358,696
Templeton World Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.583% ............ $— $117,793,433 $(117,676,933) $— $— $116,500 116,500 $56,530
Total Affiliated Securities ... $— $117,793,433 $(117,676,933) $— $— $116,500 $56,530
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2025, the capital loss carryforwards were as follows:
At February 28, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, foreign capital gains tax, corporate actions and in-kind transactions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2026, were as follows:
At February 28, 2026, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
Templeton
Foreign Fund
Templeton
World Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Long term ............................................................... $ 124,369,053 $ —
Templeton
Foreign Fund
Templeton
World Fund
a a a
Cost of investments ......................................................... $2,033,001,444 $2,088,250,962
Unrealized appreciation ....................................................... $791,279,599 $798,139,360
Unrealized depreciation ....................................................... (93,101,350) (43,134,063)
Net unrealized appreciation (depreciation) ......................................... $698,178,249 $755,005,297
Templeton
Foreign Fund
Templeton
World Fund
Purchases ................................................................ $524,469,170 $1,226,000,107
Sales .................................................................... $870,588,276 $1,393,202,767
Templeton
Foreign Fund
Templeton
World Fund
Securities lending transactions
a
:
Equity investments
b
.......................................................... $50,254,961 $116,500
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Templeton Foreign Fund and Templeton World Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies.
Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds' returns and net asset value.
7. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended February 28, 2026, the
Funds did not use the Global Credit Facility.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
a
Common Stocks :
China ............................... $ — $ 138,703,405 $ — $ 138,703,405
Denmark ............................. — 28,500,760 — 28,500,760
France ............................... — 209,883,769 — 209,883,769
Hong Kong ........................... — 100,738,672 — 100,738,672
India ................................ — 82,876,101 — 82,876,101
Japan ............................... — 157,918,704 — 157,918,704
Netherlands ........................... — 218,501,951 — 218,501,951
Poland ............................... — 26,751,458 — 26,751,458
Portugal .............................. — 31,713,733 — 31,713,733
Singapore ............................ — 62,034,300 — 62,034,300
South Korea .......................... — 102,063,427 — 102,063,427
Sweden .............................. — 42,099,058 — 42,099,058
Switzerland ........................... — 183,162,384 — 183,162,384
Taiwan ............................... — 140,866,668 — 140,866,668
United Kingdom ........................ 34,132,515 525,858,973 — 559,991,488
United States .......................... 203,515,459 220,403,395 — 423,918,854
Short Term Investments ................... 50,254,961 171,200,000 — 221,454,961
Total Investments in Securities ........... $287,902,935 $2,443,276,758
b
$— $2,731,179,693
Templeton World Fund
Assets:
Investments in Securities:
a
Common Stocks :
China ............................... — 67,864,780 — 67,864,780
France ............................... — 266,400,917 — 266,400,917
Germany ............................. — 150,628,378 — 150,628,378
Hong Kong ........................... — 34,794,087 — 34,794,087
India ................................ — 46,219,825 — 46,219,825
Japan ............................... — 31,937,788 — 31,937,788
Netherlands ........................... — 100,332,644 — 100,332,644
Singapore ............................ 37,478,802 — — 37,478,802
South Korea .......................... — 74,899,876 — 74,899,876
Taiwan ............................... 69,876,401 125,334,536 — 195,210,937
United Kingdom ........................ — 332,243,789 — 332,243,789
United States .......................... 1,402,059,372 95,268,564 — 1,497,327,936
Short Term Investments ................... 116,500 7,800,000 — 7,916,500
Total Investments in Securities ........... $1,509,531,075 $1,333,725,184
c
$— $2,843,256,259
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $2,272,076,758, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $1,325,925,184, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
9. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Funds'
investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt

Templeton Funds

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

TLF-SFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	April 30, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 30, 2026